LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Lincoln Variable Insurance Products Trust
Entity Central Index Key	0000914036
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	May 01, 2026